UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2019
As of September 30, 2019

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Sector Rotation Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Sector, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Sector.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

(Unaudited)
Letter to Shareholders
2019: The Year of Policy Shifts

It was a roller coaster of a year, thanks in great part to policy shifts and politics, which can affect the economy and markets.

The U.S. Federal Reserve (Fed) lowered interest rates by a quarter of a percentage point in September 2019, its second cut since July. The Fed also suggested that it was prepared to move aggressively if the U.S. economy showed additional signs of weakening, which has led to the market adjusting pricing in anticipation of one more cut this year.

And of course, the trade war heated up. The application of tariffs to Chinese goods that had not previously been subject to tariffs was met with a depreciation of the yuan. The United States responded to this depreciation by declaring China a currency manipulator.  Then China responded with more tariffs of their own, and so on. As of the time of this writing, the tit-for-tat has continued.

That’s just a sampling of the policy shifts and politics. There is also domestic uncertainty around impeachment hearings and geopolitical uncertainty around skirmishes in the Middle East following the U.S.’s withdrawal of troops from Syria.

That is a lot of uncertainty. It’s no wonder that the CBOE Volatility Index (VIX) spiked to 24.6 on August 5, 2019. The markets have also been somewhat volatile, with the S&P 500 Index seeing dips in June, then several times in August and September.  Some data does reflect these disruptions. Readings have shown a continued contraction in manufacturing and a sharp decline in the services industry, for examples.

The reaction of the bond market may be more concerning. Yields fell by almost a full percentage point by late summer 2019, with the 10-year Treasury note yielding about 1.7%. This naturally led some economists to wonder if the U.S. would follow other countries, such as Germany and Japan, into the realm of negative long-term rates.

Finally, growth is slowing in the rest of the world, with some of the major countries in Europe possibly already in recession, and China’s growth slow down likely to continue. That doesn’t automatically mean the U.S. economy will follow, but it could mean that the economy is particularly sensitive to shocks that would cause a recession.

But now for the good news. Despite these policy-related disruptions, the U.S. economy seems to be continuing on a positive course. Gross domestic product (GDP) rose 2.1% in the second quarter of 2019, down from 3.1% in the first quarter, and a panel of 35 forecasters surveyed by the Federal Reserve Bank of Philadelphia predicted that real GDP will grow at a similar annualized rate in the third quarter of 2019. The GDP data suggests that the current expansion, the longest on record, will endure.

The unemployment rate, which may be the data point most felt by consumers, declined 0.2 percentage points to 3.5% in September 2019 as total nonfarm payroll employment rose by 136,000 (and it’s worth noting that over the past few quarters, numbers were revised to be more positive). That’s a 50-year low.

For the fiscal year ended September 30, 2019, the return of the S&P 500 Index was 4.25%, and the return of the Sector Rotation Fund was -2.41%. The Fund’s performance was driven by the consumer discretionary, information technology, industrials, and the health care sectors.  The Fund held just under 20% of its net assets in utilities, inflation protected treasuries and precious metals.  These investments are designed to offset economic and market risk as the country enters its next Presidential election.

But what most people want to know is if we’re heading for a continued expansion or if we’ll head into recession. There are a few different directions the American economy could head in 2020. Let’s look at each.

The first direction, recession, seems unlikely to me in 2020. Certainly, the economy could weaken, in part due to the effect of tariffs. If this happens, I would expect the Fed and the European Central Bank to act quickly and firmly to ease conditions. I would also expect the financial system to recover relatively quickly, so the downswing would likely be short.

On the other hand, I don’t know if we’re likely to see recent polices lead to a boom in productivity. By that I mean that continuing deregulation improves business confidence, tariffs are short-lived and/or have a smaller impact than many economists expected, and trade agreements reduce uncertainty.

That leaves us with option three—more of the same. This scenario, I believe, is most likely, with employment and consumer spending remaining relatively strong and growth holding steady.

But that comes with a caveat. In today’s market environment, many investors are happy that their portfolios have performed well over the past several years. But as equity markets continue to climb, now may be the time to re-examine portfolios.

The investments that satisfied investors over the past one to five years likely won’t satisfy investors over the next one to five years. Wayne Gretzky talked about skating to where the puck is going, not where it has been, and investors would be well served by doing the same.

As an Economist, I am always looking at the markets/economy from 5 miles up.  This broad view helps me identify the “sectors” of the macro-economy that show the strongest signs of growth over the next 3-12 months.

As always, I appreciate the trust you have placed in me. I will continue to work hard every day to maintain that trust.

Mark Anthony Grimaldi,
Portfolio Manager and Author

(RCSEC1119001)

Sector Rotation Fund

Performance Update (Unaudited)

For the period from December 31, 2009 (Commencement of Operations) through September 30, 2019

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 at December 31, 2009 (Commencement of Operations). All dividends and distributions are reinvested.  This graph depicts the performance of the Sector Rotation Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since
September 30, 2019	Year	Year	Inception*
Sector Rotation Fund	-2.41%	7.95%	8.35%
S&P 500 Total Return Index	4.25%	10.84%	12.92%

* The Inception Date of the Fund is December 31, 2009.

Sector Rotation Fund

Performance Update (Unaudited)

For the period from December 31, 2009 (Commencement of Operations) through September 30, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles and derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses (such as litigation expenses)) to not more than 2.14% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through January 31, 2020.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the expenses would be 2.24% per the Fund’s most recent prospectus dated February 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Sector Rotation Fund

Schedule of Investments

As of September 30, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 91.44%

Communication Services - 7.30%
Vanguard Communication Services ETF	21,000	$1,820,700

Consumer Discretionary - 17.33%
Vanguard Consumer Discretionary ETF	24,000	4,322,880

Consumer Staples - 13.18%
Vanguard Consumer Staples ETF	21,000	3,287,760

Fixed Income - 4.66%
iShares TIPS Bond ETF	10,000	1,162,900

Health Care - 6.72%
Vanguard Health Care ETF	10,000	1,676,800

Industrials - 14.93%
Invesco Aerospace & Defense ETF	55,000	3,723,500

Information Technology - 13.83%
Vanguard Information Technology ETF	16,000	3,448,800

Large-Cap - 5.95%
SPDR S&P 500 ETF Trust	5,000	1,483,953

Materials - 1.20%
* iShares Silver Trust	10,000	159,200
* SPDR Gold Shares Trust	1,000	138,870
		298,070
Utilities - 6.34%
Vanguard Utilities ETF	11,000	1,580,150

Total Exchange-Traded Funds (Cost $18,766,974)		22,805,513

SHORT-TERM INVESTMENT - 4.83%
Fidelity Institutional Money Market Fund - Treasury Portfolio, 1.82% §	1,204,232	1,204,232

Total Short-Term Investment (Cost $1,204,232)		1,204,232

Total Value of Investments (Cost $19,971,206) - 96.27%		$24,009,745

Other Assets Less Liabilities - 3.73%		931,479

NET ASSETS - 100.00%		$24,941,224

§ Represents 7 day effective yield on September 30, 2019.
* Non income-producing investment

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued

As of September 30, 2019

Summary of Investments
(Unaudited)	% of Net
	Assets	Value
Exchange Traded Funds:
Communication Services	7.30%	$1,820,700
Consumer Discretionary	17.33%	4,322,880
Consumer Staples	13.18%	3,287,760
Fixed Income	4.66%	1,162,900
Health Care	6.72%	1,676,800
Industrials	14.93%	3,723,500
Information Technology	13.83%	3,448,800
Large-Cap	5.95%	1,483,953
Materials	1.20%	298,070
Utilities	6.34%	1,580,150
Short-Term Investment	4.83%	1,204,232
Other Assets Less Liabilities	3.73%	931,479
Total	100.00%	$24,941,224

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities

As of September 30, 2019

Assets:
Investments, at value (cost $19,971,206)	$24,009,745
Receivables:
Investments sold	883,788
Dividends and interest	86,496
Prepaid expenses:
Registration and filing expenses	7,372
Fund accounting fees	2,239

Total assets	24,989,640

Liabilities:
Payables:
Fund shares redeemed	5,551
Accrued expenses:
Advisory fees	18,311
Professional fees	17,204
Distribution and service fees (Note 4)	2,149
Trustee fees and meeting expenses	2,005
Custody fees	1,180
Administrative fees	865
Shareholder fulfillment expenses	561
Miscellaneous expenses	352
Compliance fees	134
Insurance fees	65
Security pricing fees	39

Total liabilities	48,416

Net Assets	$24,941,224

Net Assets Consist of:
Paid in Capital	$18,964,595
Distributable Earnings	5,976,629

Total Net Assets	$24,941,224
Shares Outstanding, no par value (unlimited authorized shares)	1,927,085
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.94

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations

For the Fiscal Year Ended September 30, 2019

Investment Income:
Dividends	$406,668

Total Investment Income	406,668

Expenses:
Advisory fees (Note 2)	248,332
Distribution and service fees (Note 4)	62,083
Professional fees	45,850
Fund accounting fees (Note 2)	29,504
Administration fees (Note 2)	24,981
Registration and filing expenses	21,375
Transfer agent fees (Note 2)	21,000
Shareholder fulfillment expenses	15,089
Compliance fees (Note 2)	11,134
Trustee fees and meeting expenses (Note 3)	10,128
Custody fees (Note 2)	8,023
Miscellaneous expenses (Note 2)	4,200
Security pricing fees	2,321
Insurance fees	2,080

Total Expenses	506,100

Fees waived by the Advisor (Note 2)	(3,851)

Net Expenses	502,249

Net Investment Loss	(95,581)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	2,065,035

Net change in unrealized depreciation on investments	(2,686,765)

Net Realized and Unrealized Loss on Investments	(621,730)

Net Decrease in Net Assets Resulting from Operations	$(717,311)

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

For the fiscal years ended September 30,	2019	2018

Operations:
Net investment loss	$(95,581)	$(176,943)
Net realized gain from investment transactions	2,065,035	2,240,705
Net change in unrealized appreciation (depreciation) on investments	(2,686,765)	2,250,797

Net Increase (Decrease) in Net Assets Resulting from Operations	(717,311)	4,314,559

Distributions to Shareholders:	(2,140,542)	(1,383,180)

Decrease in Net Assets Resulting from Distributions	(2,140,542)	(1,383,180)

Beneficial Interest Transactions:
Shares sold	1,849,906	3,009,118
Reinvested dividends and distributions	2,128,715	1,371,359
Shares repurchased	(2,886,469)	(4,402,811)

Increase (Decrease) from Beneficial Interest Transactions	1,092,152	(22,334)

Net Increase (Decrease) in Net Assets	(1,765,701)	2,909,045

Net Assets:
Beginning of year	26,706,925	23,797,880
End of year	$24,941,224	$26,706,925

Share Information:
Shares sold	142,545	220,263
Reinvested distributions	184,526	105,174
Shares repurchased	(231,212)	(326,045)
Increase (Decrease) in Shares of Beneficial Interest	95,859	(608)

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during the fiscal
years ended September 30,	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Year	$14.58	$12.99	$11.61	$11.13	$13.06

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)	(0.10)	(0.04)	0.05	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.46)	2.48	1.76	0.79	0.25

Total from Investment Operations	(0.51)	2.38	1.72	0.84	0.23

Less Distributions to Shareholders:
From net investment income	(0.38)	(0.01)	-	-	(0.08)
From net realized gain	(0.75)	(0.78)	(0.34)	(0.36)	(2.08)

Total Distributions	(1.13)	(0.79)	(0.34)	(0.36)	(2.16)

Net Asset Value, End of Year	$12.94	$14.58	$12.99	$11.61	$11.13

Total Return	(2.41)%	19.05%	15.17%	7.55%	1.85%	(b)

Net Assets, End of Year (in thousands)	$24,941	$26,707	$23,798	$22,264	$22,209

Ratios of:
Gross Expenses to Average Net Assets (c)	2.05%	1.96%	1.90%	1.77%	1.78%
Net Expenses to Average Net Assets (c)	2.02%	1.96%	1.89%	1.77%	1.78%
Net Investment Income (Loss) to Average
Net Assets (c)(d)	(0.38)%	(0.71)%	(0.35)%	0.41%	(0.08)%

Portfolio turnover rate	184.39%	219.74%	333.48%	345.74%	237.04%

(a)	Calculated using the average shares method.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements

As of September 30, 2019

1.       Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust (“WFT”).  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

As of September 30, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2019 for the Fund’s assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$22,805,513	$22,805,513	$-	$-
Short-Term Investment	1,204,232	1,204,232	-	-
Total	$24,009,745	$24,009,745	$-	$-

(a)	The Fund had no Level 3 holdings during the year ended September 30, 2019.
*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

As of September 30, 2019

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.14%. The Expense Limitation Agreement runs through January 31, 2020 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

For the fiscal year ended September 30, 2019, $248,332 in advisory fees were incurred, and $3,851 of fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2019, the Administrator received $4,200 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $24,981 in administration fees, $8,023 in custody fees, and $29,504 in fund accounting fees for the fiscal year ended September 30, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $21,000 in transfer agent fees during the fiscal year ended September 30, 2019.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

As of September 30, 2019

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

3.       Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.       Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended September 30, 2019, $62,083 in distribution and service fees were incurred by the Fund.

5.   Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$42,990,902	$43,912,888

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended September 30, 2019.

6.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2016 through September 30, 2019 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

As of September 30, 2019

For the fiscal year ended September 30, 2019, the following permanent reclassifications were made for tax purposes.

Distributable Earnings	$ 152,673
Paid-In Capital	$ (152,673)

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	September 30, 2019	September 30, 2018
Net Investment Income	$ 745,370	$ 610,381
Long-Term Capital Gain	$ 1,395,172	$ 772,799

At September 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$20,037,708

Unrealized Appreciation	$4,050,839
Unrealized Depreciation	(78,802)
Net Unrealized Appreciation	3,972,037

Deferred Late-Year Ordinary Losses	(66,420)
Undistributed Long-Term Gains	2,071,012

Distributable Earnings	$5,976,629

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.  The difference between book-basis and tax-basis undistributed net investment income and undistributed net realized gain on investments is attributable to the tax deferral of losses from wash sales and late-year ordinary losses and the tax treatment of short-term gains.

7.       New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal year ended September 30, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or a portion of the standard.  The changes have been applied to the Fund’s financial statements for the fiscal year ended September 30, 2019.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

As of September 30, 2019

8.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2019, Charles Schwab held 84.77% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

9.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

10.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of the Sector Rotation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sector Rotation Fund, a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the schedule of investments, as of September 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
November 25, 2019

Sector Rotation Fund

Additional Information
(Unaudited)

As of September 30, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended September 30, 2019.

During the fiscal year, $745,370 in income distributions were paid from the Fund, and $1,395,172 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Sector Rotation Fund

Additional Information
(Unaudited)

As of September 30, 2019

Sector Rotation Fund	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,051.20	$10.71
	$1,000.00	$1,014.63	$10.51
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 2.08%, multiplied by 183/365 (to reflect the one-half year period).

5.       Approval of Advisory Agreement

In connection with the regular Board meeting held on March 14, 2019, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the service providers; and its efforts to promote the Fund, grow assets, and assist in the distribution of shares.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar or Lipper peer group average). The Trustees noted that the Fund outperformed its peer group and category for the 5-year and since inception periods and outperformed the category for the 1-year period but trailed the peer group for the 1-year period.  The Trustees considered the consistency of the Advisor’s management of the Fund with its investment objective, policies, and limitations. After reviewing the short-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(iii)
Fees and Expenses. The Trustees noted the management fee for the Fund under the Investment Advisory Agreement.  The Trustees then compared the advisory fee and expense ratio of the Fund to other comparable funds, noting that the management fee and expense ratio were higher than the peer group and category.  The Board noted, however, that the Fund’s performance as a 5-star fund commands a higher management fee. The Advisor further advised that the fund has not yet reached economies of scale and that the fees would be in line with the peer group average once a sufficient level of assets under management was achieved.

(Continued)

Sector Rotation Fund

Additional Information
(Unaudited)

As of September 30, 2019

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund.  The Board noted that the Advisor realized a profit for the twelve months ended December 31, 2018. The Board considered the quality of the Advisor’s service to the Fund, and after further discussion, concluded that the profit was not excessive.

(v)
Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees determined that the maximum management fee would stay the same regardless of the asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.       Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,532 during the fiscal year ended September 30, 2019 from the Fund for their services to the Fund and Trust.

(Continued)

Sector Rotation Fund

Additional Information
(Unaudited)

As of September 30, 2019

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	16
Independent Trustee of World Funds Trust for its twenty-eight series, Chesapeake Investment Trust for its one series, DGHM Investment Trust for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	16	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27803	Wappingers Falls, New York 12590

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) and Item 3(c) of Form N-CSR, serving on its audit committee.

As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the Sector Rotation Fund (the Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the audit of the Fund’s annual financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	September 30, 2018	September 30, 2019
Sector Rotation Fund	$11,800	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2018 and September 30, 2019 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2018	September 30, 2019
Sector Rotation Fund	$2,000	$2,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended September 30, 2018 and September 30, 2019 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
The aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended September 30, 2018 and September 30, 2019 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 4, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	December 4, 2019